Cover	Mar. 25, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 25, 2026
Entity File Number	001-42801
Entity Registrant Name	Picard Medical, Inc.
Entity Central Index Key	0002030617
Entity Tax Identification Number	86-3212894
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1992 E Silverlake
Entity Address, City or Town	Tucson
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85713
City Area Code	520
Local Phone Number	545-1234
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	PMI
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false